ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2018
ACCOUNTS RECEIVABLE
Schedule of Accounts Receivable

	December 31,
	2017	2018
	RMB	RMB
Accounts receivable:
Gross	67,235	69,301
Unearned interest	(9,188)	(17,243)
Total accounts receivable	58,047	52,058
Less: allowance for doubtful accounts	—	—
Accounts receivable, net	58,047	52,058

Summary of Allowance for Doubtful Accounts

	December 31,
	2017	2018
	RMB	RMB
Accounts receivable – current portion	51,643	39,901
Accounts receivable – non-current portion	6,404	12,157

Total accounts receivable, net	58,047	52,058